Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.900% Secured Medium-Term Notes, Series Q, due August 15, 2035
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 450,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,895.00
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form S-3 (No. 333-275512) filed by Public Service Electric and Gas Company on November 13, 2023.